TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Gross tax liabilities, beginning balance	$ 2,737	$ 1,284	$ 1,442
Increase in tax positions for current year	482	1,201	594
Increase of tax position of prior years	657	252	270
Decrease related to settlement with the tax authorities			(1,022)
Decrease in foreign currency adjustments
Gross tax liabilities, ending balance	$ 3,876	$ 2,737	$ 1,284